DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (305)	$ 9	$ 90
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	244
Derivatives Contracts Outstanding	20,150
Derivative, Forward Contracts Outstanding	$ 3,500	$ 2,500